Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Assets [Abstract]
Government authorities	$ 137	$ 109
Prepaid expenses and other receivables	155	275
Total other current assets	$ 292	$ 384